Financial Risk Management	12 Months Ended
Dec. 31, 2017
Financial Risk Management
Financial Risk Management

4.Financial Risk Management

(a)Market Risk

Market risk is the exposure to an adverse change in the value of financial instruments caused by market factors including changes in equity prices, interest rates, foreign currency exchange rates, commodity prices and inflation rates.

The Group is exposed to market risks arising from changes in equity prices, interest rates, foreign currency exchange rates and inflation rates, in both the Mexican and U.S. markets. Risk management activities are monitored by the Risk Management Committee on a quarterly basis and reported to the Executive Committee.

(i)Foreign Exchange Risk

The Group is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to the U.S. dollar and the Mexican peso. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations.

Foreign currency exchange risk is monitored by assessing the net monetary liability position in U.S. dollars and the forecasted cash flow needs for anticipated U.S. dollar investments and servicing the Group’s U.S. dollar-denominated debt.

Management has set up a policy to require Group companies to manage their foreign exchange risk against their functional currency. To manage their foreign exchange risk arising from future commercial transactions and recognized assets and liabilities, entities in the Group use forward contracts. In compliance with the procedures and controls established by the Risk Management Committee, in 2017 and 2016, the Group entered into certain derivative transactions with certain financial institutions in order to manage its exposure to market risks resulting from changes in interest rates and foreign currency exchange rates. The objective in managing foreign currency fluctuations is to reduce earnings and cash flow volatility.

Foreign Currency Position

The foreign currency position of monetary items of the Group at December 31, 2017, was as follows:

	Foreign Currency Amounts (Thousands)	Year-End Exchange Rate		Mexican Pesos
Assets:
U.S. dollars	1,506,177	Ps.	19.7051	Ps.	29,679,368
Euros	25,934	23.6256		612,706
Argentinean pesos	10,660	1.0566		11,263
Chilean pesos	3,718,631	0.0320		118,996
Colombian pesos	4,765,350	0.0066		31,451
Other currencies	—	—		309,325

Liabilities:
U.S. dollars (1)	4,437,506	Ps.	19.7051	Ps.	87,441,499
Euros	3,311	23.6256		78,224
Argentinean pesos	536	1.0566		566
Chilean pesos	1,864,214	0.0320		59,655
Colombian pesos	9,963,833	0.0066		65,761
Other currencies	—	—		163,215

The foreign currency position of monetary items of the Group at December 31, 2016, was as follows:

	Foreign Currency Amounts (Thousands)	Year-End Exchange Rate		Mexican Pesos
Assets:
U.S. dollars	1,947,999	Ps.	20.6356	Ps.	40,198,128
Euros	16,739	21.7260		363,672
Argentinean pesos	193,558	1.2986		251,354
Chilean pesos	3,226,447	0.0309		99,697
Colombian pesos	13,722,537	0.0068		93,313
Other currencies	—	—		96,381

Liabilities:
U.S. dollars (1)	5,129,395	Ps.	20.6356	Ps.	105,848,143
Euros	8,228	21.7260		178,762
Argentinean pesos	164,674	1.2986		213,846
Chilean pesos	1,441,423	0.0309		44,540
Colombian pesos	11,757,686	0.0068		79,952
Other currencies	—	—		208,345

(1)

As of December 31, 2017 and 2016, monetary liabilities include U.S.$2,440.3 million (Ps.48,086,947) and U.S.$2,386.6 million (Ps.49,249,604), respectively, related to long-term debt designated as hedging instrument of the Group’s investment in UHI.

As of April 6, 2018, the exchange rate was Ps.18.3333 per U.S. dollar, which represents the interbank free market exchange rate on that date as reported by Banco Nacional de México, S.A.

The Group is subject to the risk of foreign currency exchange rate fluctuations, resulting primarily from the net monetary position in U.S. dollars and U.S. dollar equivalent amounts of the Group’s Mexican operations, as follows (in millions of U.S. dollars):

	December 31,
	2017		2016
U.S. dollar-denominated and U.S. dollar-equivalent monetary assets, primarily cash and cash equivalents, held-to-maturity and available-for-sale non-current investments (1)	U.S.$	1,485.2	U.S.$	1,899.1
U.S. dollar-denominated and U.S. dollar-equivalent monetary liabilities, primarily trade accounts payable, Senior debt securities, finance lease obligations, and other liabilities (2) (3)	(4,411.5)		(5,087.6)

Net liability position	U.S.$	(2,926.3)	U.S.$	(3,188.5)

(1)	As of December 31, 2017 and 2016, this line includes U.S. dollar equivalent amounts of U.S.$31.8 million and U.S.$16.4 million, respectively, related to other foreign currencies, primarily Euros.

(2)	As of December 31, 2017 and 2016, this line includes U.S. dollar equivalent amounts of U.S.$5.9 million and U.S.$7.7 million, respectively, related to other foreign currencies, primarily Euros.

(3)

As of December 31, 2017 and 2016, monetary liabilities include U.S.$2,440.3 million (Ps.48,086,944) and U.S.$2,386.6 million (Ps.49,249,604), respectively, related to long-term debt designated as a hedging instrument of the Group’s investments in UHI and the initial investment in Open Ended Fund (see Note 13).

At December 31, 2017, a hypothetical 10% appreciation/depreciation in the U.S. dollar to Mexican peso exchange rate would result in a foreign exchange gain/loss, net of hedge, of Ps.957,507. At December 31, 2016, a hypothetical 10% appreciation/depreciation in the U.S. dollar to Mexican peso exchange rate would result in a foreign exchange gain/loss, net of hedge, of Ps.1,654,620.

(ii)Cash Flow Interest Rate Risk

The Group monitors the exposure to interest rate risk by: (i) evaluating differences between interest rates on its outstanding debt and short-term investments and market interest rates on similar financial instruments; (ii) reviewing its cash flow needs and financial ratios (indebtedness and interest coverage); (iii) assessing current and forecasted trends in the relevant markets; and (iv) evaluating peer Group and industry practices. This approach allows the Group to determine the interest rate “mix” between variable and fixed rate debt.

The Group’s interest rate risk arises from long-term debt. Debt issued at variable rates expose the Group to cash flow interest rate risk which is partially offset by cash and cash equivalents held at variable rates. Debt issued at fixed rates expose the Group to fair value interest rate risk. During recent years the Group has maintained most of its debt in fixed rate instruments (see Note 13).

Based on various scenarios, the Group manages its cash flow interest rate risk by using cross-currency interest rate swaps, exchange rate agreements and floating-to-fixed interest rate swaps. Cross-currency interest rate swap agreements allow the Group to hedge against Mexican peso depreciation on the interest payments for medium-term periods. Interest rate swaps have the economic effect of converting borrowings from floating rates to fixed rates.

Sensitivity and Fair Value Analyses

The sensitivity analyses that follow are intended to present the hypothetical change in fair value or loss in earnings due to changes in interest rates, inflation rates, foreign currency exchange rates and debt and equity market prices as they affect the Group’s financial instruments at December 31, 2017 and 2016. These analyses address market risk only and do not take into consideration other risks that the Group faces in the ordinary course of business, including country risk and credit risk. The hypothetical changes reflect management view of changes that are reasonably possible over a one-year period. For purposes of the following sensitivity analyses, the Group has made assumptions of a hypothetical change in fair value of 10% for expected near-term future changes in U.S. interest rates, Mexican interest rates, inflation rates and Mexican peso to U.S. dollar exchange rate. The results of the analyses do not purport to represent actual changes in fair value or losses in earnings that the Group will incur.

December 31, 2017	Carrying Value (3)	Fair Value (4)	Increase (Decrease) of Fair Value Over Carrying Value	Increase (Decrease) of Fair Value Over Carrying Value Assuming a Hypothetical 10% Increase in Fair Value
Assets:
Temporary investments (1)	Ps.	6,013,678	Ps.	6,013,678	Ps.	—	Ps.	—
Warrants issued by UHI	36,395,183	36,395,183	—	3,639,518
Long-term loan and interest receivable from GTAC	929,516	937,137	7,621	101,335
Held-to-maturity investments	287,605	284,443	(3,162)	25,282
Available-for-sale investments	7,297,577	7,297,577	—	729,758
Derivative financial instruments (2)	2,263,874	2,263,874	—	—

Liabilities:
U.S. dollar-denominated debt:
Senior Notes due 2025	11,823,060	14,065,776	2,242,716	3,649,294
Senior Notes due 2026	5,911,530	6,278,104	366,574	994,384
Senior Notes due 2032	5,911,530	7,985,945	2,074,415	2,873,010
Senior Notes due 2040	11,823,060	14,583,508	2,760,448	4,218,799
Senior Notes due 2045	19,705,100	20,068,856	363,756	2,370,642
Senior Notes due 2046	17,734,590	21,016,731	3,282,141	5,383,814

December 31, 2017	Carrying Value (3)	Fair Value (4)	Increase (Decrease) of Fair Value Over Carrying Value	Increase (Decrease) of Fair Value Over Carrying Value Assuming a Hypothetical 10% Increase in Fair Value
Peso-denominated debt:
Notes due 2020	10,000,000	9,702,300	(297,700)	672,530
Notes due 2021	6,000,000	6,090,900	90,900	699,990
Notes due 2022	5,000,000	5,063,300	63,300	569,630
Notes due 2027	4,500,000	4,442,940	(57,060)	387,234
Senior Notes due 2037	4,500,000	4,085,685	(414,315)	(5,746)
Senior Notes due 2043	6,500,000	5,085,925	(1,414,075)	(905,482)
Notes payable to Mexican banks	14,142,027	13,917,175	(224,852)	1,166,866
Finance lease obligations	5,622,774	5,360,933	(261,841)	274,252
Other notes payable	3,684,060	3,319,414	(364,646)	(32,705)

December 31, 2016	Carrying Value (3)	Fair Value (4)	Increase (Decrease) of Fair Value Over Carrying Value	Increase (Decrease) of Fair Value Over Carrying Value Assuming a Hypothetical 10% Increase in Fair Value
Assets:
Temporary investments (1)	Ps.	5,498,219	Ps.	5,498,219	Ps.	—	Ps.	—
Warrants issued by UHI	38,298,606	38,298,606	—	3,829,861
Long-term loan and interest receivable from GTAC	881,740	889,054	7,314	96,219
Held-to-maturity investments	335,833	334,807	(1,026)	32,455
Available-for-sale investments	6,456,392	6,456,392	—	645,639
Derivative financial instruments (2)	647,770	647,770	—	—

Liabilities:
U.S. dollar-denominated debt:
Senior Notes due 2018	10,317,800	10,858,040	540,240	1,626,044
Senior Notes due 2025	12,381,360	14,151,151	1,769,791	3,184,906
Senior Notes due 2026	6,190,680	6,229,991	39,311	662,310
Senior Notes due 2032	6,190,680	7,566,868	1,376,188	2,132,875
Senior Notes due 2040	12,381,360	13,039,801	658,441	1,962,421
Senior Notes due 2045	20,635,600	17,713,393	(2,922,207)	(1,150,868)
Senior Notes due 2046	18,572,040	18,580,026	7,986	1,865,989
Peso-denominated debt:
Notes due 2020	10,000,000	9,791,680	(208,320)	770,848
Notes due 2021	6,000,000	5,953,980	(46,020)	549,378
Notes due 2022	5,000,000	4,942,230	(57,770)	436,453
Senior Notes due 2037	4,500,000	4,031,550	(468,450)	(65,295)
Senior Notes due 2043	6,500,000	4,712,500	(1,787,500)	(1,316,250)
Notes payable to Mexican banks	9,618,686	9,331,330	(287,356)	645,777
Finance lease obligations	6,391,826	5,763,903	(627,923)	(51,533)
Other notes payable	4,853,025	4,143,984	(709,041)	(294,643)
Derivative financial instruments (2)	5,508	5,508	—	—

(1)

At December 31, 2017 and 2016, the Group´s temporary investments consisted of highly liquid securities, including without limitation debt securities and equity instruments held for trading (primarily denominated in Mexican pesos and U.S. dollars). Given the short-term nature of these investments, an increase in U.S. and/or Mexican interest rates would not significantly decrease the fair value of these investments.

(2)	Given the nature of these derivative instruments, an increase of 10% in the interest and/or exchange rates would not have a significant impact on the fair value of these financial instruments.

(3)	The carrying value of debt is stated in this table at its principal amount.

(4)

The fair value of the Senior Notes and Notes due by the Group are within Level 1 of the fair value hierarchy as there is a quoted market price for them. The fair value of the finance lease obligations are within Level 2 of the fair value hierarchy and has been estimated based on cash flows discounted using an estimated weighted average cost of capital. The fair value of held-to-maturity securities are within Level 1 of the fair value hierarchy, and were based on market interest rates to the listed securities.

(iii)Price Risk

The Group is exposed to equity securities price risk because of investments held by the Group and classified in the consolidated statements of financial position as either available-for-sale or held-for-trading investments. To manage its price risk arising from investments in equity securities, the Group diversifies its portfolio. Diversification of the portfolio is done in accordance with the limits set by the Group. The Group is not exposed to commodity price risk.

(b)Credit Risk

Credit risk is managed on a Group basis, except for credit risk relating to accounts receivable balances. Each local entity is responsible for managing and analyzing the credit risk for each of their new clients before standard payment and delivery terms and conditions are offered. Credit risk arises from cash and cash equivalents, derivative financial instruments and deposits with banks and financial institutions, as well as credit exposure to customers, including outstanding receivables and committed transactions. For banks and financial institutions, only independently rated parties with a minimum rating of “AA” in local scale for domestic institutions and “BBB” in global scale for foreign institutions are accepted. If customers are independently rated, these ratings are used. If there is no independent rating, the Group’s risk control function assesses the credit quality of the customer, taking into account its financial position, past experience and other factors. Individual risk limits are set based on internal or external ratings in accordance with limits set by the Company’s management. See Note 7 for further disclosure on credit risk.

No credit limits were exceeded during the reporting period, and management does not expect any losses from non-performance by the counterparties.

The Group historically has not had significant credit losses arising from customers.

(c)Liquidity Risk

Cash flow forecasting is performed in the operating entities of the Group and aggregated by corporate management. Corporate management monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs while maintaining sufficient headroom on its borrowing facilities at all times so that the Group does not breach borrowing limits or covenants (where applicable) on any of its borrowing facilities. Such forecasting takes into consideration the Group’s debt financing plans, covenant compliance, compliance with internal statement of financial position ratio targets and, if applicable external regulatory or legal requirements.

Surplus cash held by the operating entities over and above balance required for working capital management are transferred to the Group treasury. Group treasury invests surplus cash in interest bearing current accounts, time deposits, money market deposits and marketable securities, choosing investments with appropriate maturities or sufficient liquidity to provide sufficient headroom as determined by the above-mentioned forecasts. At December 31, 2017 and 2016, the Group held cash and cash equivalents of Ps.38,734,949 and Ps.47,546,083, respectively, and temporary investments of Ps.6,013,678 and Ps.5,498,219, respectively, that are expected to readily generate cash inflows for managing liquidity risk (see Note 6).

The table below analyses the Group’s non-derivative and derivative financial liabilities as well as related contractual interest on debt and finance lease obligations into relevant maturity groupings based on the remaining period at the statement of financial position date to the contractual maturity date. Derivative financial liabilities are included in the analysis if their contractual maturities are essential for an understanding of the timing of the cash flows. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less Than 12 Months January 1, 2018 to December 31, 2018		12-36 Months January 1, 2019 to December 31, 2020		36-60 Months January 1, 2021 to December 31, 2022		Maturities Subsequent to December 31, 2022		Total
At December 31, 2017
Debt (1)	Ps.	307,489	Ps.	11,481,645	Ps.	19,852,893	Ps.	91,908,870	Ps.	123,550,897
Finance lease obligations	580,884		1,158,144		1,002,726		2,881,020		5,622,774
Other notes payable	1,178,435		2,505,625		—		—		3,684,060
Trade and other liabilities	28,103,281		5,527,223		1,912,825		780,166		36,323,495
Interest on debt (2)	6,848,965		16,946,850		13,910,021		88,905,897		126,611,733
Interest on finance lease obligations	420,572		671,660		496,371		536,910		2,125,513
Interest on other notes payable	5,585		41,562		77,188		—		124,335

	Less Than 12 Months January 1, 2017 to December 31, 2017		12-36 Months January 1, 2018 to December 31, 2019		36-60 Months January 1, 2020 to December 31, 2021		Maturities Subsequent to December 31, 2021		Total
At December 31, 2016
Debt (1)	Ps.	851,659	Ps.	12,239,445	Ps.	18,484,978	Ps.	96,712,124	Ps.	128,288,206
Finance lease obligations	575,576		1,145,475		1,128,587		3,542,188		6,391,826
Derivative financial instruments (interest rate swaps)	—		5,508		—		—		5,508
Other notes payable	1,202,344		2,433,493		1,217,188		—		4,853,025
Trade and other liabilities	31,260,457		5,079,927		2,859,396		1,436,127		40,635,907
Interest on debt (2)	6,610,591		15,606,658		13,876,591		96,353,123		132,446,963
Interest on finance lease obligations	454,950		768,813		622,667		804,501		2,650,931
Interest on other notes payable	127,656		119,632		5,937		—		253,225

(1)	The amounts of debt are disclosed on a principal amount basis (see Note 13).

(2)	Interest to be paid in future years on outstanding debt as of December 31, 2017 and 2016, based on contractual interest rate and exchange rates as of that date.

Capital Management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for stockholders and benefits for other stakeholders and to maintain an optimal capital structure in order to minimize the cost of capital.